LONG-TERM PAYABLES (Narrative) (Details) ¥ in Millions, $ in Millions			1 Months Ended
	Nov. 07, 2016 CNY (¥)	Nov. 07, 2016 USD ($)	May 26, 2016
Zhejiang Jinko Financial Leasing [Member]
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	¥ 183.0	$ 26.4
Gain (Loss) on Disposition of Business	¥ 15.2	$ 2.2
Module Equipment [Member]
Sale Leaseback Transaction, Lease Terms			3